CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' EQUITY (DEFICIT) - P3 Health Partners Inc. - USD ($)	Accumulated Deficit	Class A Preferred Units	Class B-1 Preferred Units	Class C Preferred Units	Class D Preferred Units	Redemption of Profits Interest	Total
Financial Designation, Predecessor and Successor [Fixed List]							Predecessor
Balance at the beginning at Dec. 31, 2018	$ (56,131,171)		$ 380,000	$ 67,052			$ (55,684,119)
Balance at the beginning (in shares) at Dec. 31, 2018			2,000,000	425,000
Unit Based Compensation			$ 380,000	$ 94,042			474,042
Unit Based Compensation (in shares)			2,000,000	633,333
Net loss attributable to Class A common stockholders - Diluted	(41,971,558)						(41,971,558)
Balance at the end at Dec. 31, 2019	(99,073,637)						(99,073,637)
Balance at the end (in shares) at Dec. 31, 2019					16,130,034
Balance at the end (in shares) at Dec. 31, 2019			4,000,000	1,058,333
Balance at the beginning at Dec. 31, 2019	(99,073,637)						(99,073,637)
Balance at the beginning (in shares) at Dec. 31, 2019					16,130,034
Balance at the beginning (in shares) at Dec. 31, 2019			4,000,000	1,058,333
Balance at the beginning at Dec. 31, 2019	(99,073,637)						$ (99,073,637)
Balance at the beginning (in shares) at Dec. 31, 2019					16,130,034
Balance at the beginning (in shares) at Dec. 31, 2019			4,000,000	1,058,333
Financial Designation, Predecessor and Successor [Fixed List]							Predecessor
Balance at the beginning at Dec. 31, 2019	(99,073,637)						$ (99,073,637)
Balance at the beginning (in shares) at Dec. 31, 2019					16,130,034
Balance at the beginning (in shares) at Dec. 31, 2019			4,000,000	1,058,333
Unit Based Compensation			$ 380,000	$ 67,474			447,474
Unit Based Compensation (in shares)			2,000,000	443,750
Net loss attributable to Class A common stockholders - Diluted	(31,411,542)						(31,411,542)
Balance at the end at Dec. 31, 2020	(130,485,179)		$ 380,000	$ 67,474		$ (180,000)	$ (130,217,705)
Balance at the end (in shares) at Dec. 31, 2020		43,000,000			16,130,034
Balance at the end at Dec. 31, 2020		$ 43,656,270			$ 47,041,554
Balance at the end (in shares) at Dec. 31, 2020			6,000,000	1,302,083
Financial Designation, Predecessor and Successor [Fixed List]							Predecessor
Unit Based Compensation				$ 460,515			$ 460,515
Unit Based Compensation (in shares)				333,750
Net loss attributable to Class A common stockholders - Diluted	(24,650,712)						(24,650,712)
Balance at the end at Mar. 31, 2021	(155,135,891)		$ 380,000	$ 527,989		(180,000)	$ (154,407,902)
Balance at the end (in shares) at Mar. 31, 2021		43,000,000			16,130,034
Balance at the end at Mar. 31, 2021		$ 43,656,270			$ 47,041,554
Balance at the end (in shares) at Mar. 31, 2021			6,000,000	1,635,833
Financial Designation, Predecessor and Successor [Fixed List]							Predecessor
Balance at the beginning at Dec. 31, 2020	(130,485,179)		$ 380,000	$ 67,474		(180,000)	$ (130,217,705)
Balance at the beginning (in shares) at Dec. 31, 2020		43,000,000			16,130,034
Balance at the beginning at Dec. 31, 2020		$ 43,656,270			$ 47,041,554
Balance at the beginning (in shares) at Dec. 31, 2020			6,000,000	1,302,083
Net loss attributable to Class A common stockholders - Diluted							(54,115,119)
Balance at the end at Jun. 30, 2021	(184,600,301)		$ 760,000	$ 711,781		(180,000)	(183,308,520)
Balance at the end (in shares) at Jun. 30, 2021		43,000,000			16,130,034
Balance at the end at Jun. 30, 2021		$ 43,656,270			$ 47,041,554
Balance at the end (in shares) at Jun. 30, 2021			8,000,000	1,775,833
Balance at the beginning at Dec. 31, 2020	(130,485,179)		$ 380,000	$ 67,474		(180,000)	$ (130,217,705)
Balance at the beginning (in shares) at Dec. 31, 2020		43,000,000			16,130,034
Balance at the beginning at Dec. 31, 2020		$ 43,656,270			$ 47,041,554
Balance at the beginning (in shares) at Dec. 31, 2020			6,000,000	1,302,083
Financial Designation, Predecessor and Successor [Fixed List]							Predecessor
Balance at the beginning at Dec. 31, 2020	(130,485,179)		$ 380,000	$ 67,474		(180,000)	$ (130,217,705)
Balance at the beginning (in shares) at Dec. 31, 2020		43,000,000			16,130,034
Balance at the beginning at Dec. 31, 2020		$ 43,656,270			$ 47,041,554
Balance at the beginning (in shares) at Dec. 31, 2020			6,000,000	1,302,083
Unit Based Compensation			$ 380,000	$ 901,574			1,281,574
Unit Based Compensation (in shares)			2,000,000	660,417
Net loss attributable to Class A common stockholders - Diluted	(146,399,938)						(146,399,938)
Balance at the end at Dec. 02, 2021	(276,885,117)		$ 897,555	$ 3,251,171		(180,000)	$ (272,916,391)
Balance at the end (in shares) at Dec. 02, 2021			17,701,492	4,683,333
Financial Designation, Predecessor and Successor [Fixed List]							Predecessor
Balance at the beginning at Mar. 31, 2021	(155,135,891)		$ 380,000	$ 527,989		(180,000)	$ (154,407,902)
Balance at the beginning (in shares) at Mar. 31, 2021		43,000,000			16,130,034
Balance at the beginning at Mar. 31, 2021		$ 43,656,270			$ 47,041,554
Balance at the beginning (in shares) at Mar. 31, 2021			6,000,000	1,635,833
Unit Based Compensation			$ 380,000	$ 183,792			563,792
Unit Based Compensation (in shares)			2,000,000	140,000
Net loss attributable to Class A common stockholders - Diluted	(29,464,410)						(29,464,410)
Balance at the end at Jun. 30, 2021	(184,600,301)		$ 760,000	$ 711,781		(180,000)	$ (183,308,520)
Balance at the end (in shares) at Jun. 30, 2021		43,000,000			16,130,034
Balance at the end at Jun. 30, 2021		$ 43,656,270			$ 47,041,554
Balance at the end (in shares) at Jun. 30, 2021			8,000,000	1,775,833
Financial Designation, Predecessor and Successor [Fixed List]							Successor
Balance at the beginning at Dec. 02, 2021	$ (276,885,117)		$ 897,555	$ 3,251,171		$ (180,000)	$ (272,916,391)
Balance at the beginning (in shares) at Dec. 02, 2021			17,701,492	4,683,333
Net loss attributable to Class A common stockholders - Diluted							(57,937,929)
Balance at the end at Dec. 31, 2021							$ 273,551,441
Financial Designation, Predecessor and Successor [Fixed List]							Successor
Net loss attributable to Class A common stockholders - Diluted							$ (963,896,193)
Balance at the end at Jun. 30, 2022							$ 108,624,475